RELATED PARTIES	6 Months Ended
Jun. 30, 2023
Related Parties
RELATED PARTIES

11.	RELATED PARTIES

The parties related to Codere Online include, in addition to its and Codere Group’s subsidiaries, associates and jointly controlled entities, if any, Codere Online’s key management personnel, as well as all individuals who are related to them by a family relationship, and the entities over which key management personnel may exercise significant influence or control. Balances and transactions between Codere Online and its subsidiaries, which are related parties of Codere Online, have been eliminated in consolidation and are not disclosed in this note. Details of transactions between Codere Online and other related parties are disclosed below.

Transactions with Codere Group and related companies

06/30/2023

Related Companies	Relation to Codere Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Apuestas España S.A.	Subsidiary of Codere Group	-	(2,333)	(2,333)
Codere Newco S.A.U.	Subsidiary of Codere Group	-	(5,626)	(5,626)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(911)	(911)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-
Other retail companies	Subsidiary of Codere Group	-	(395)	(395)
Mexico retail companies	Subsidiary of Codere Group	-	(1,882)	(1,882)
Retail Latam	Subsidiary of Codere Group	-	(1,761)	(1,761)

Balance at 06/30/2023

	Related companies	Current financial assets (Note 4)	Trade receivables (Note 5)	Current Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Newco S.A.U.	Parent of Codere Online	-	8	-	3,505
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	-
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	1,336
Other retail companies	Subsidiary of Codere Group	-	254	452	425
Latam retail companies	Subsidiary of Codere Group	2,175	2,580	1,942	2,681
Total		2,175	2,844	2,393	7,938

Balance at 12/31/2022

	Related companies	Current financial assets (Note 4)	Trade receivables (Note 5)	Current Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Newco S.A.U.	Parent of Codere Online	-	3	8	1,779
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	-
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	109	-	369
Other retail companies	Subsidiary of Codere Group	-	-	306	788
Other Latam retail companies	Subsidiary of Codere Group	-	1,034	3,187	1,497
CCOL	Subsidiary of Codere Group	-	2,832	68	1,953
ACOR/HIPA	Subsidiary of Codere Group	-	331	674	111
Total		-	4,309	4,243	6,497